United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


              Date of Reporting Period: Fiscal year ended 11/30/06








Item 1.           Reports to Stockholders

CAPITAL APPRECIATION CORE FUND

A PORTFOLIO OF FEDERATED CORE TRUST II, L.P.

ANNUAL SHAREHOLDER REPORT
November 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                           YEAR ENDED NOVEMBER 30,                 PERIOD ENDED
                                                        2006             2005         2004           11/30/2003 1
NET ASSET VALUE, BEGINNING OF PERIOD                  $11.95           $11.21       $10.14               $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.24             0.22 2       0.25                 0.01
Net realized and unrealized gain on investments         1.76             0.52         0.82                 0.13
  TOTAL FROM INVESTMENT OPERATIONS                      2.00             0.74         1.07                 0.14
NET ASSET VALUE, END OF PERIOD                        $13.95           $11.95       $11.21               $10.14
TOTAL RETURN3                                          16.74 %           6.60 %      10.55 %               1.40 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                            0.05 %4          0.05 %4      0.05 %               0.05 %5
Net investment income                                   1.90 %           1.89 %       2.09 %               2.21 %5
Expense waiver/reimbursement6                           0.14 %           0.11 %       0.08 %               0.49 %5
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $152,042         $162,139     $197,818             $185,555
Portfolio turnover                                       137 %             51 %         55 %                  8 %

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2    Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2006 and 2005 are 0.04% and 0.05%, respectively, after taking into account these expense reductions.

5    Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements





SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                BEGINNING          ENDING      EXPENSES PAID
                              ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                6/1/2006        11/30/2006

ACTUAL                          $1,000       $1,139.70          $0.27
HYPOTHETICAL
(ASSUMING A 5% RETURN
  BEFORE EXPENSES)              $1,000       $1,024.82          $0.25


1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


This report covers Capital Appreciation Core Fund's fiscal year performance period from December 1, 2005 through November 30, 2006. During this reporting period, the Fund produced a total return of 16.74%, based on net asset value. The S&P 500 Index1, the fund's benchmark, returned 14.23% during the reporting period.

During the reporting period Energy stocks were the best performing stocks (up 27.2%) followed by the Telecommunications Services sector (up 26.1%). Also, up strongly were the Materials sector (up 21.2%) and the Utilities sector (up 21.0%). The rest of the sector performance ranked as follows: Financials (up 15.0%), Consumer Discretionary (up 14.9%), Industrials (up 12.5%), Consumer Staples (up 11.5%), Health Care (up 9.9%) and Information Technology (up 6.9%).

The portfolio benefited from stock selection in Pharmaceuticals where the smaller companies held in the portfolio dramatically outperformed the large pharmaceutical companies due to positive news regarding their drug research trials; in Consumer Staples where Diageo PLC significantly outperformed the sector; and in Telecommunications Services where BellSouth Corp. and AT&T, Inc. also outperformed the sector. An overweight in the Energy sector also added to performance. The biggest detriment to relative performance in the year was in stock selection within the Information Technology sector. EMC Corp. in particular subtracted from performance. Underweighted positions in Financials and Consumer Discretionary sectors also detracted from performance as did stock selection in Consumer Discretionary and Energy sectors.

Top contributors during the year were: Cephalon, Inc., Diageo PLC, Shire PLC, Bell South Corp., and Deere & Co. Bottom contributors were: EMC Corp., Massey Energy, Alcan Inc., Tyco International Ltd. and Nike, Inc.

1 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400.





GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in Capital Appreciation Core Fund (the "Fund") from October 28, 2003 (start of performance) to November 30, 2006, compared to the S&P 500 Index (S&P 500).2

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 11/30/2006
 1 Year                                                            16.74%
 Start of Performance (10/28/2003)                                 11.36%




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL


1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At November 30, 2006, the Fund's sector composition1 was as follows:

 SECTOR                                     PERCENTAGE OF
                                         TOTAL NET ASSETS
 Financials                                         16.0%
 Information Technology                             14.7%
 Energy                                             13.3%
 Health Care                                        13.2%
 Industrials                                        12.5%
 Consumer Staples                                    7.3%
 Consumer Discretionary                              6.8%
 Materials                                           5.6%
 Telecommunication Services                          4.6%
 Utilities                                           3.5%
 Cash Equivalents2                                   2.4%
 Other Assets and Liabilities - Net3                 0.1%
   TOTAL                                           100.0%
1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


November 30, 2006

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS-97.5%
                   CONSUMER DISCRETIONARY-6.8%
        66,600   1 Coach, Inc.                                                                                         $   2,877,786
        14,300   1 GameStop Corp.                                                                                            801,515
        69,300     Hilton Hotels Corp.                                                                                     2,275,119
        69,100     McDonald's Corp.                                                                                        2,900,127
        26,500     Target Corp.                                                                                            1,539,385
                     TOTAL                                                                                                10,393,932
                   CONSUMER STAPLES-7.3%
        45,600     Altria Group, Inc.                                                                                      3,839,976
        52,200     Diageo PLC, ADR                                                                                         4,034,538
       123,700     Unilever N.V., ADR                                                                                      3,276,813
                   Total                                                                                                  11,151,327
                   ENERGY-13.3%
        46,600     Apache Corp.                                                                                            3,258,738
        70,764     Exxon Mobil Corp.                                                                                       5,435,383
        48,700     Schlumberger Ltd.                                                                                       3,334,976
        31,400   1 Transocean Sedco Forex, Inc.                                                                            2,447,630
        46,200   1 Weatherford International Ltd.                                                                          2,074,842
        71,400     XTO Energy, Inc.                                                                                        3,612,840
                     TOTAL                                                                                                20,164,409
                   FINANCIALS-16.0%
        42,300     Ace Ltd.                                                                                                2,404,332
        87,016     American International Group, Inc.                                                                      6,118,965
        27,000     Chubb Corp.                                                                                             1,397,520
        63,765     Citigroup, Inc.                                                                                         3,162,107
        20,700     Merrill Lynch & Co., Inc.                                                                               1,809,801
        37,200     MetLife, Inc.                                                                                           2,184,756
        35,800     Morgan Stanley                                                                                          2,726,528
        19,400     Prudential Financial, Inc.                                                                              1,580,712
        85,200     U.S. Bancorp                                                                                            2,866,128
                     TOTAL                                                                                                24,250,849
                   HEALTH CARE-13.2%
        20,300   1 Cephalon, Inc.                                                                                          1,519,658
        42,500   1 Forest Laboratories, Inc., Class A                                                                      2,069,750
        21,200   1 Genzyme Corp.                                                                                           1,365,280
        33,800     Johnson & Johnson                                                                                       2,227,758
        40,200     McKesson HBOC, Inc.                                                                                     1,985,880
        45,800   1 Medimmune, Inc.                                                                                         1,497,202
        49,200     Novartis AG, ADR                                                                                        2,873,772
        42,400   1 Sepracor, Inc.                                                                                          2,366,344
        37,600     Shire PLC, ADR                                                                                          2,278,560
        43,900   1 Vertex Pharmaceuticals, Inc.                                                                            1,944,770
                     TOTAL                                                                                                20,128,974
                   INDUSTRIALS-12.5%
        60,100   1 AGCO Corp.                                                                                              1,876,923
        34,000     Avery Dennison Corp.                                                                                    2,293,980
        69,348   1 Foster Wheeler Ltd.                                                                                     3,744,792
        52,000     Northrop Grumman Corp.                                                                                  3,480,360
        27,600     Trinity Industries, Inc.                                                                                1,043,280
        54,900     United Technologies Corp.                                                                               3,542,697
        80,500     Waste Management, Inc.                                                                                  2,947,105
                     TOTAL                                                                                                18,929,137
                   INFORMATION TECHNOLOGY-14.7%
       128,700   1 Cadence Design Systems, Inc.                                                                            2,365,506
       141,700   1 Cisco Systems, Inc.                                                                                     3,808,896
        66,445   1 Citrix Systems, Inc.                                                                                    1,909,629
       144,800     EMC Corp. Mass                                                                                          1,898,328
         1,500   1 Google, Inc.                                                                                              727,380
        52,100     Hewlett-Packard Co.                                                                                     2,055,866
        18,600     IBM Corp.                                                                                               1,709,712
        33,300     Linear Technology Corp.                                                                                 1,070,262
       115,400   1 Marvell Technology Group Ltd.                                                                           2,381,856
       102,600     Microsoft Corp.                                                                                         3,009,258
         8,500   1 NVIDIA Corp.                                                                                              314,415
        36,700     Texas Instruments, Inc.                                                                                 1,084,485
                     TOTAL                                                                                                22,335,593
                   MATERIALS-5.6%
        44,100     Praxair, Inc.                                                                                           2,751,840
        14,400     Rio Tinto PLC, ADR                                                                                      3,090,096
        30,700     Vulcan Materials Co.                                                                                    2,723,704
                     TOTAL                                                                                                 8,565,640
                   TELECOMMUNICATION SERVICES-4.6%
       138,300     AT&T, Inc.                                                                                              4,689,753
       121,500     Sprint Nextel Corp.                                                                                     2,370,465
                     TOTAL                                                                                                 7,060,218
                   UTILITIES-3.5%
        82,200     Consolidated Edison Co.                                                                                 3,963,684
        31,700     SCANA Corp.                                                                                             1,307,942
                     TOTAL                                                                                                 5,271,626
                     TOTAL COMMON STOCKS (IDENTIFIED COST $125,611,448)                                                  148,251,705
                   REPURCHASE AGREEMENT-2.4%
  $  3,623,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which               3,623,000
                   Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)
                     TOTAL INVESTMENTS-99.9% (IDENTIFIED COST $129,234,448)2                                             151,874,705
                     OTHER ASSETS AND LIABILITIES -NET -0.1%                                                                 167,181
                     TOTAL NET ASSETS -100%                                                                            $ 152,041,886

1    Non-income producing security.

2    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronym is used throughout this portfolio:

 ADR -American Depositary Receipt
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


November 30, 2006

ASSETS:
Total investments in securities, at value (identified cost $129,234,448)                                             $ 151,874,705
Cash                                                                                                                            46
Income receivable                                                                                                          348,437
  TOTAL ASSETS                                                                                                         152,223,188
LIABILITIES:
Payable for investments purchased                                                                    $ 142,367
Payable for custodian fees                                                                               2,579
Payable for transfer and dividend disbursing agent fees and expenses                                     3,224
Payable for Directors'/Trustees' fees                                                                      266
Payable for audit fees                                                                                  17,733
Payable for portfolio accounting fees                                                                    7,088
Accrued expenses                                                                                         8,045
  TOTAL LIABILITIES                                                                                                        181,302
Net assets for 10,899,162 shares outstanding                                                                         $ 152,041,886
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                      $  93,950,098
Net unrealized appreciation of investments                                                                              22,640,257
Accumulated net realized gain on investments                                                                            24,581,937
Undistributed net investment income                                                                                     10,869,594
  TOTAL NET ASSETS                                                                                                   $ 152,041,886
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$152,041,886 {divide} 10,899,162 shares outstanding, no par value, unlimited shares authorized                              $13.95

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Year Ended November 30, 2006

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $24,257)                                                      $  2,715,533
Interest                                                                                                       256,011
  TOTAL INCOME                                                                                               2,971,544
EXPENSES:
Administrative personnel and services fee (Note 5)                                   $  150,000
Custodian fees                                                                           14,102
Transfer and dividend disbursing agent fees and expenses                                 13,960
Directors'/Trustees' fees                                                                 6,295
Auditing fees                                                                            19,937
Legal fees                                                                                8,340
Portfolio accounting fees                                                                70,815
Insurance premiums                                                                        6,944
Taxes                                                                                        67
Miscellaneous                                                                               689
  TOTAL EXPENSES                                                                        291,149
WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION (NOTE 5) :
Waiver of administrative personnel and services fee             $ (150,000)
Reimbursement of other operating expenses                          (57,297)
Fees paid indirectly from directed brokerage arrangements          (16,639)
  TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION                                    (223,936)
Net expenses                                                                                                    67,213
Net investment income                                                                                        2,904,331
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                                            15,254,940
Net change in unrealized appreciation of investments                                                         5,143,798
Net realized and unrealized gain on investments                                                             20,398,738
Change in net assets resulting from operations                                                            $ 23,303,069

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




YEAR ENDED NOVEMBER 30                                                                              2006                    2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                      $   2,904,331           $   3,379,701
Net realized gain on investments                                                              15,254,940               5,684,190
Net change in unrealized appreciation/depreciation of investments                              5,143,798               2,406,695
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                              23,303,069              11,470,586
SHARE TRANSACTIONS:
Withdrawals                                                                                  (33,400,000)            (47,150,000)
Change in net assets                                                                         (10,096,931)            (35,679,414)
NET ASSETS:
Beginning of period                                                                          162,138,817             197,818,231
End of period (including undistributed net investment income of $10,869,594 and            $ 152,041,886           $ 162,138,817
$7,965,263, respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS



November 30, 2006

1. ORGANIZATION
Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:


YEAR ENDED NOVEMBER 30                    2006            2005

Fair value of withdrawals             (2,663,980)    (4,089,855 )
  TOTAL CHANGE RESULTING
  FROM CONTRIBUTIONS/WITHDRAWALS      (2,663,980)    (4,089,855 )

4. FEDERAL TAX INFORMATION

At November 30, 2006, the cost of investments for federal tax purposes was $129,234,448. The net unrealized appreciation of investments for federal tax purposes was $22,640,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,864,973 and net unrealized depreciation from investments for those securities having an excess of cost over value of $224,716.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended November 30, 2006, the Adviser voluntarily reimbursed $57,297 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

                                AVERAGE AGGREGATE DAILY NET ASSETS OF THE TRUST
 MAXIMUM ADMINISTRATIVE FEE
 0.150%                         on the first $5 billion
 0.125%                         on the next $5 billion
 0.100%                         on the next $10 billion
 0.075%                         on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2006, FASI voluntarily waived its entire fee.


EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2006, the Fund's expenses were reduced by $16,639 under these arrangements.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

 Purchases       $ 202,203,628
 Sales           $ 234,327,157

7. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


8. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.


9. SUBSEQUENT EVENT
On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

REPORT OF INDEPENDENT AUDITORS



TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND SHAREHOLDERS OF CAPITAL APPRECIATION CORE FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Core Fund, a portfolio of Federated Core Trust II, L.P., at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.





Boston, Massachusetts

January 12, 2007

BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED DIRECTORS BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated
DONAHUE*            Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Birth Date:
July 28, 1924       PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and
DIRECTOR            Chairman and Director, Federated Investment Counseling.
Began serving:
November 2001

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
PRESIDENT AND       Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
DIRECTOR            Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Began serving:
November 2000       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
DIRECTOR
Began serving:
November 2001

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
DIRECTOR
Began
serving:
November 2001

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.
CUNNINGHAM
Birth Date:       OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
March 5, 1943     business consulting); Trustee Associate, Boston College.
353 El Brillo
Way               PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
Palm Beach,       the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
FL                Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
DIRECTOR
Began
serving:
November 2001

PETER E.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
DIRECTOR
Began
serving:
November 2001

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant.
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst &
Birth Date:       Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC
April 10,         Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
1945              Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing,
80 South Road     communications and technology).
Westhampton
Beach, NY
DIRECTOR
Began
serving:
November 2001

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated
MURRAY, JR.,      Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting).
Birth Date:
June 14, 1951     OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston;
95 Standish       Visiting Committee on Athletics, Harvard College.
Street
P.O. Box 2779     PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
Duxbury, MA       Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
DIRECTOR          Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Began             Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing
SMUTS             Consultant/Conference Coordinator.
Birth Date:
June 21, 1935     PREVIOUS POSITIONS: National Spokesperson, Aluminum Company of America; television producer; President, Marj
4905 Bayard       Palmer Assoc.; Owner, Scandia Bord.
Street
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
DIRECTOR
Began
serving:
November 2001

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint
Birth Date:       Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Alleghany Corporation.
Saint Vincent
College           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
Latrobe, PA       Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
DIRECTOR
Began
serving:
April 2006


OFFICERS

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS
HELD WITH
TRUST
DATE BEGAN
SERVING
JOHN W.           PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE         Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,       PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938              Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT AND
SECRETARY
Began
serving:
November 2000

RICHARD A.         PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK             President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:       Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963              PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER         Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began             Andersen & Co.
serving:
January 2006

RICHARD B.        PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER            Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923      PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE CHAIRMAN     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities
Began             Corp.
serving:
August 2002

BRIAN P.          PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
BOUDA             President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
Birth Date:       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
February 28,      Association of Wisconsin.
1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

STEPHEN F.        PRINCIPAL OCCUPATIONS: Chief Investment Officer of this Fund and various other Funds in the Federated Fund
AUTH              Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp.
Birth Date:       and Federated Equity Management Company of Pennsylvania.
September 3,
1956              PREVIOUS POSITIONS: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.
CHIEF             (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services
INVESTMENT        Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior
OFFICER           Managing Director and Portfolio Manager, Prudential Investments.
Began
serving:
May 2004

TODD A.           Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice
ABRAHAM           President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and
Birth Date:       served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio
February 10,      Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his
1966              M.B.A. in Finance from Loyola College.
VICE
PRESIDENT
Began
serving:
May 2004

DAVID P.          David P. Gilmore is Vice President of the Trust. Mr. Gilmore joined Federated in August 1997 as an Investment
GILMORE           Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's
Birth Date:       Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995.
November 11,      Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A.,
1970              from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.
VICE
PRESIDENT
Began
serving:
May 2004

IHAB SALIB        Ihab Salib is Vice President of the Trust. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income
Birth Date:       Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's
December 14,      Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib
1964VICE VICE     was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a
PRESIDENT         major in Economics from Stony Brook University.
Began
serving:
May 2006


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


CAPITAL APPRECIATION CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling

1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409R201

30038 (1/07)



EMERGING MARKETS FIXED INCOME CORE FUND





ANNUAL SHAREHOLDER REPORT
November 30, 2006

FINANCIAL HIGHLIGHTS


SHAREHOLDER EXPENSE EXAMPLE


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


PORTFOLIO OF INVESTMENTS SUMMARY TABLE


PORTFOLIO OF INVESTMENTS


STATEMENT OF ASSETS AND LIABILITIES


STATEMENT OF OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS


NOTES TO FINANCIAL STATEMENTS


REPORT OF INDEPENDENT AUDITORS


BOARD OF DIRECTORS AND TRUST OFFICERS


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


VOTING PROXIES ON FUND PORTFOLIO SECURITIES


QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                             YEAR ENDED                                                             PERIOD ENDED
                                            NOVEMBER 30,
                                                    2006             2005             2004             2003           11/30/2002 1
NET ASSET VALUE, BEGINNING OF PERIOD              $18.08           $15.91           $14.39           $10.98               $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               1.34 2           1.29 2           0.91             0.85                 0.83
Net realized and unrealized gain on                 1.27             0.88             0.61             2.56                 0.15
investments, options, swaps, futures
contracts and foreign currency
transactions
 TOTAL FROM INVESTMENT OPERATIONS                   2.61             2.17             1.52             3.41                 0.98
NET ASSET VALUE, END OF PERIOD                    $20.69           $18.08           $15.91           $14.39               $10.98
TOTAL RETURN3                                      14.44 %          13.64 %          10.56 %          31.06 %               9.80 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                        0.05 %           0.05 %           0.05 %           0.05 %               0.05 %4
Net investment income                               6.94 %           7.54 %           7.80 %           8.85 %              10.58 %4
Expense waiver/reimbursement5                       0.09 %           0.08 %           0.21 %           0.23 %               0.42 %4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $422,057         $350,521         $146,778         $131,056              $80,515
Portfolio turnover                                    75 %             23 %             54 %             97   %              178 %

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2    Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4    Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                   BEGINNING        ENDING         EXPENSES PAID
                                 ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD1
                                   6/1/2006        11/30/2006

ACTUAL                             $1,000         $1,117.20              $0.27
HYPOTHETICAL (ASSUMING A 5%
RETURN BEFORE EXPENSES)            $1,000         $1,024.82              $0.25

  1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


Emerging Markets Fixed Income Core Fund's1 total return, based on net asset value, for the 12-month reporting period was 14.44%. The total return of the Lehman Brothers Emerging Market Index2 (LEMI), a broad-based securities market index, was 11.53% during the 12-month reporting period.

During the 12-month reporting period, the most significant factors affecting the fund's performance relative to the LEMI were (1) the credit quality of the portfolio securities (which indicate the risk that securities will default); (2) the duration3 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); and (3) the allocation of securities to corporate credits versus sovereign credits.


MARKET OVERVIEW
Emerging debt markets had a solid performance during the reporting period due to a number of global macroeconomic factors such as low real interest rate environment, continued positive global growth, high commodity prices supported by solid global demand and general improvement in credit quality of the asset class.

Despite significant increases in short-term interest rates in the U.S., global real interest rates remained low which, in turn, contributed to continued economic growth in key markets such as the U.S., China, India and renewed growth signs in Japan and Europe. Higher global growth increases demand not only for hard commodities including oil/gas and base metals whose primary suppliers are emerging market countries, but also for soft commodities such as agricultural products, for which some emerging countries are key suppliers. On top of the positive impact from higher export revenues from commodities and intermediate products, emerging economies have had material improvements in fiscal policy which has translated into reduced borrowing requirements and higher sovereign credit ratings. During the reporting period some of the larger emerging economies such as Brazil, Mexico and Russia have reduced the amount of external public sector debt via repayment operations of external and multilateral liabilities. In light of these favorable macroeconomic conditions (and most especially a relatively low global interest rate environment), demand for emerging market bonds increased over the reporting period, which further contributed to the positive relative performance of the asset class versus other sectors of the global fixed income market.


CREDIT QUALITY
During the reporting period, as compared to the LEMI, fund management allocated more of its portfolio to countries with clear prospects for improvements in sovereign credit quality such as Brazil, Mexico, Peru and Russia,4 and less to countries with only marginal prospects for improvement such as Turkey, the Philippines and Panama. Fund management anticipated continued improvement in credit quality for the asset class in general because of the factors mentioned above in the market overview. In fact, those countries selected for larger allocations in the fund received one notch credit rating upgrade by at least one of the major rating agencies during the year, while those with lower allocations had no credit rating changes over the same period.

Additionally, because of low inflationary pressures in the U.S., short-term interest rates in the U.S. increased at a gradual pace which allowed emerging debt markets -primarily lower quality credits- to remain as an attractive investment alternative for global investors. The fund's combination of selected high and low quality credits greatly contributed to the fund's performance relative to the LEMI.


DURATION
During most of the reporting period, fund management allocated a larger percentage of the sovereign bonds from each country owned by the fund to securities with longer duration than the equivalent sub-indices in LEMI. With the anticipation of a larger adjustment to lower interest rates for longer duration securities, the fund was positioned to benefit from bonds with longer duration and potentially larger bond price movements. This strategy was implemented in various stages during the year, to adjust for periods of greater or reduced market uncertainty regarding the U.S. and global economic outlooks and expectations for monetary policy actions primarily in the U.S. which have immediate impact on emerging markets.


LOCAL MARKETS
During the reporting period, fund management increased the percentage of the portfolio allocated to local currency denominated securities in emerging markets. These investments are considered off-index. With good prospects for economic growth and declining inflation rates in countries such as Mexico and Brazil, local market securities strongly benefited from declining nominal and real interest rates and appreciation of the currency. The fund's investments in local market securities were positive contributors to fund performance during the reporting period.

CORPORATE CREDITS
Corporate credits, also represented in the LEMI, are a core component of the fund's portfolio of investments. The corporate portfolio is represented by companies with strong position in each of its markets, in some cases on a global basis. One particular factor that contributed to fund performance was the fund's allocation to corporate issuers within the commodities sector (and, in particular, the oil and gas sub-sectors). Overall, the fund's allocation to corporate credits resulted in outperformance with respect to the sovereign credits in the portfolio.

1 Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.
2 The LEMI tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela. The LEMI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.
3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
4 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH END PERFORMANCE,

CALL 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in Emerging Markets Fixed Income Core Fund (the "Fund") from January 14, 2002 (start of performance) to November 30, 2006, compared to the Lehman Brothers Emerging Market Index (LEMI)2.

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 11/30/2006
 1 Year                                                            14.44%
 Start of Performance (1/14/2002)                                  16.07%




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LEMI has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The LEMI tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LEMI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At November 30, 2006, the Fund's issuer country and currency exposure composition1 were as follows:


COUNTRY                         COUNTRY EXPOSURE AS       CURRENCY EXPOSURE AS A
                                AS A PERCENTAGE           PERCENTAGE OF TOTAL
                                OF TOTAL NET ASSETS       NET ASSETS

Brazil                           18.6 %                       1.5%
Mexico                           13.5 %                       5.8%
Russia                           13.1 %                       0.0%
Philippines                       8.8 %                       0.0%
Venezuela                         5.2 %                       0.0%
Peru                              4.7 %                       0.0%
Colombia                          4.6 %                       0.0%
Turkey                            4.5 %                       0.0%
Argentina                         3.9 %                       0.0%
Ecuador                           2.8 %                       0.0%
Uruguay                           2.4 %                       0.0%
Kazakhstan                        2.0 %                       0.0%
Indonesia                         1.7 %                       0.0%
El Salvador                       0.9 %                       0.0%
Belize                            0.5 %                       0.0%
Hong Kong                         0.5 %                       0.0%
Dominican Republic                0.5 %                       0.0%
Guatemala                         0.5 %                       0.0%
United States                     0.2 %2                     80.9%
Ukrainian SSR                     0.2 %                       0.0%
Euro                              0.0 %                       0.9%
Cash Equivalents3                10.3 %                      10.3%
Other Assets and                  0.6 %                       0.6%
Liabilities-Net4
 TOTAL                          100.0 %                     100.0%

1 This table depicts the fund's exposure to various countries and currencies through its investment in foreign fixed income securities. With respect to foreign corporate fixed- income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Consists of non-U.S. dollar denominated fixed income securities issued by an entity domiciled in the United States.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


November 30, 2006

    PRINCIPAL                                                                                             VALUE IN U.S. DOLLARS
    AMOUNT
                   CORPORATE BONDS-23.9%
                   AEROSPACE & DEFENSE-0.5%
  $  2,000,000 1,2 Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                       $ 2,012,000
                   BANKING-3.5%
     4,100,000 1,2 Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021                                                4,168,840
     1,200,000 1,2 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015                     1,251,000
     2,500,000 1,2 Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015                                             2,609,375
     3,000,000 1,2 Turanalem Finance BV, Series 144A, 7.75%, 4/25/2013                                                3,067,500
     3,500,000 1,2 VTB Capital SA, Bond, 6.25%, 6/30/2035                                                             3,521,525
                    TOTAL                                                                                            14,618,240
                   BROADCAST RADIO & TV-1.1%
     3,800,000     Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                                    4,682,170
                   CHEMICALS & PLASTICS-0.4%
     1,250,000     Braskem SA, Series REGS, 11.75%, 1/22/2014                                                         1,568,750
                   CONTAINER & GLASS PRODUCTS-0.6%
       600,000     Vitro SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                  600,000
     1,950,000     Vitro SA, Note, Series, 11.75%, 11/1/2013                                                          2,081,625
                    TOTAL                                                                                             2,681,625
                   FOOD PRODUCTS-0.5%
     2,000,000 1,2 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                                           2,093,000
                   HOTELS, MOTELS, INNS & CASINOS-0.6%
     2,500,000 1,2 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                               2,618,750
                   LEISURE & ENTERTAINMENT-1.0%
     2,000,000 1,2 Cap Cana SA, Series 144A, 9.625%, 11/3/2013                                                        2,025,000
     1,100,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 10.42%, 12/15/2010                       1,182,500
       900,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                         965,250
                    TOTAL                                                                                             4,172,750
                   METALS & MINING-2.0%
     3,350,000 1,2 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                                 3,450,500
       900,000     Grupo Minero Mexico, 9.25%, 4/1/2028                                                               1,080,000
     3,850,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                             3,955,875
                    TOTAL                                                                                             8,486,375
                   OIL & GAS-7.6%
    10,850,000 1,2 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                              13,969,375
     4,960,000 1,2 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                       5,929,680
     2,750,000 1,2 Gazprom, Series 144A, 5.03%, 2/25/2014                                                             3,661,995
     7,180,000 1,2 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                          7,108,200
     1,420,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                                1,432,780
                    TOTAL                                                                                            32,102,030
                   SOVEREIGN-0.2%
       700,000     Colombia, Government of, Bond, 10.375%, 1/28/2033                                                    983,500
                   STEEL-1.6%
     2,700,000 1,2 CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                                     3,111,750
     3,200,000 1,2 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                          3,600,000
                    TOTAL                                                                                             6,711,750
                   TELECOMMUNICATIONS & CELLULAR-3.4%
     9,500,000     America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016                                                   891,380
       791,000     Axtel SA, 11.00%, 12/15/2013                                                                         881,965
     3,000,000 1,2 Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                                3,165,000
     5,400,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                             6,655,500
     3,000,000     Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                             2,954,130
                    TOTAL                                                                                            14,547,975
                   UTILITIES-0.9%
     3,200,000 1,2 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.63%, 8/23/2011                      3,623,411
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $94,654,838)                                             100,902,326

                   GOVERNMENTS/AGENCIES-65.2%
                   SOVEREIGN-65.2%
    15,964,304     Argentina, Government of, Note, 8.28%, 12/31/2033                                                      16,315,519
     1,500,000     Brazil, Government of, 8.875%, 4/15/2024                                                                1,860,000
     1,500,000     Brazil, Government of, 10.00%, 1/1/2012                                                                 6,614,262
    28,204,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                          34,042,228
     9,000,000     Brazil, Government of, Note, 8.75%, 2/4/2025                                                           11,070,000
     7,600,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                       10,134,600
     5,800,000     Colombia, Government of, 7.375%, 9/18/2037                                                              6,075,500
     5,650,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                        6,418,400
     2,600,000     Colombia, Government of, Bond, 11.75%, 2/25/2020                                                        3,731,000
     2,200,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                                        2,351,800
     3,250,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                                                      3,867,500
     1,750,000 1,2 Guatemala, Government of, Note, 9.25%, 8/1/2013                                                         2,045,750
     3,200,000 1,2 Indonesia, Government of, 8.50%, 10/12/2035                                                             3,888,000
    94,938,900     Mexico, Government of, 8.00%, 12/7/2023                                                                 8,739,641
    84,299,900     Mexico, Government of, Bond, 8.00%, 12/19/2013                                                          7,786,359
    63,451,300     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                          6,951,359
    10,700,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                                         10,593,000
    12,200,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                           15,768,500
     4,600,000     Philippines, Government of, 9.375%, 1/18/2017                                                           5,606,250
     3,250,000     Philippines, Government of, 9.875%, 1/15/2019                                                           4,200,625
     5,700,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                                      6,362,625
     3,000,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                                     3,847,500
     5,280,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                                   6,943,200
     5,820,000     Republic of Ecuador, 9.375%, 12/15/2015                                                                 5,820,000
     6,400,000     Republic of Ecuador, 10.00%, 8/15/2030                                                                  5,968,000
     4,198,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                                       4,460,375
    22,250,000     Russia, Government of, Unsub., 5.00%, 3/31/2030                                                        25,225,937
    14,015,000     Turkey, Government of, 6.875%, 3/17/2036                                                               13,261,694
     5,650,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                                           5,748,875
       600,000     Ukraine, Government of, Bond, 7.65%, 6/11/2013                                                            648,000
       340,764     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                                       345,688
     6,000,000     United Mexican States, 7.50%, 4/8/2033                                                                  7,131,000
     5,000,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                         5,600,000
     3,000,000     Venezuela, Government of, 0.000%, 4/15/2020                                                             1,005,000
     6,450,000     Venezuela, Government of, 9.375%, 1/13/2034                                                             8,230,200
     6,150,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                        6,502,087
                    TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $256,426,560)                                            275,160,474
                   Repurchase Agreement-10.3%
    43,267,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which              43,267,000
                   Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)
                    TOTAL INVESTMENTS-99.4%(IDENTIFIED COST $394,348,398)3                                               419,329,800
                    OTHER ASSETS AND LIABILITIES -NET -0.6%                                                                2,727,612
                    TOTAL NET ASSETS -100%                                                                             $ 422,057,412

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $80,501,181, which represented 19.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2006, these liquid restricted securities amounted to $80,501,181, which represented 19.1% of total net assets.

3    The cost of investments for federal tax purposes amounts to $394,810,548.

At November 30, 2006, the Fund had the following outstanding swap contracts:

CREDIT            REFERENCE ENTITY                         BUY/SELL  PAY/RECEIVE   EXPIRATION DATE  NOTIONAL AMOUNT   APPRECIATION/
DEFAULT SWAPS                                                         FIXED RATE                                     (DEPRECIATION)
COUNTERPARTY
JP Morgan Chase   Republic of Hungary 4.75%,2/3/2015       Buy       0.300%             11/20/2011       $3,500,000       $(10,195)
JP Morgan Chase   Dow Jones CDX Index                      Buy       1.400%             12/20/2011       35,000,000               -
JP Morgan Chase   Bolivarian Republic of Venezuela 9.25%,  Sell      1.460%             11/20/2011        3,500,000            (91)
                  9/15/2027
 TOTAL SWAPS                                                                                                              $(10,286)

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


November 30, 2006

ASSETS:
Investments in securities                                                                  $ 376,062,800
Investments in repurchase agreements                                                          43,267,000
Total investments in securities, at value (identified cost $394,348,398)                                           $ 419,329,800
Cash denominated in foreign currencies (identified cost $73,517)                                                          75,295
Cash                                                                                                                         187
Income receivable                                                                                                      6,476,903
Receivable for investments sold                                                                                       35,000,000
 TOTAL ASSETS                                                                                                        460,882,185
LIABILITIES:
Payable for investments purchased                                                          $  38,749,002
Net payable for swap contracts                                                                     7,030
Accrued expenses                                                                                  68,741
 TOTAL LIABILITIES                                                                                                    38,824,773
Net assets for 20,394,356 shares outstanding                                                                       $ 422,057,412
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                    $ 293,731,916
Net unrealized appreciation of investments and translation of assets and liabilities                                  24,969,615
in foreign currency
Accumulated net realized gain on investments, options, swap contracts, futures                                        34,115,588
contracts and foreign currency transactions
Undistributed net investment income                                                                                   69,240,293
 TOTAL NET ASSETS                                                                                                  $ 422,057,412
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$422,057,412 {divide} 20,394,356 shares outstanding                                                                       $20.69

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Year Ended November 30, 2006

INVESTMENT INCOME:
Interest (net of foreign taxes withheld of $16,109)                                                                 $ 25,074,705
EXPENSES:
Administrative personnel and services fee (Note 5)                                             $  285,356
Custodian fees                                                                                     88,191
Transfer and dividend disbursing agent fees and expenses                                           14,712
Directors'/Trustees' fees                                                                           8,682
Auditing fees                                                                                      29,614
Legal fees                                                                                          9,122
Portfolio accounting fees                                                                          60,327
Insurance premiums                                                                                 10,253
Taxes                                                                                                  75
Miscellaneous                                                                                       4,140
 TOTAL EXPENSES                                                                                   510,472
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee                       $ (285,356 )
Reimbursement of other operating expenses                                    (28,354 )
 TOTAL WAIVER AND REIMBURSEMENT                                                                  (313,710 )
Net expenses                                                                                                             196,762
Net investment income                                                                                                 24,877,943
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP CONTRACTS
AND FUTURES CONTRACTS:
Net realized gain on investments and foreign currency transactions                                                    12,977,510
(net of foreign taxes withheld of $29,351)
Net realized gain on swap contracts                                                                                       66,500
Net realized gain on futures contracts                                                                                    80,812
Net change in unrealized appreciation of investments and                                                              10,126,118
translation of assets and liabilities in foreign currency
Net change in unrealized depreciation on swap contracts                                                                  (10,286 )
Net realized and unrealized gain on investments, swap contracts,                                                      23,240,654
futures contracts and transaction of assets and liabilities in foreign currency
Change in net assets resulting from operations                                                                    $   48,118,597

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




YEAR ENDED NOVEMBER 30                                                                             2006                     2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                    $   24,877,943           $   20,465,747
Net realized gain on investments, swaps, futures contracts and foreign currency              13,124,822               10,538,431
transactions
Net change in unrealized appreciation/depreciation of investments, swaps and                 10,115,832                5,336,708
translation of assets and liabilities in foreign currency
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                              48,118,597               36,340,886
SHARE TRANSACTIONS:
Contributions                                                                               130,984,000              298,508,368
Withdrawals                                                                                (107,566,000 )           (131,106,041 )
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                      23,418,000              167,402,327
Change in net assets                                                                         71,536,597              203,743,213
NET ASSETS:
Beginning of period                                                                         350,520,815              146,777,602
End of period (including undistributed net investment income of $69,240,293 and          $  422,057,412           $  350,520,815
$44,362,350, respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


November 30, 2006

1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The Fund's primary investment objective is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing primarily in emerging market fixed-income securities.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


SWAP CONTRACTS
The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2006, the Fund had a realized gain of $66,500 on swap contracts.

The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the references obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund will receive the full notional value of the reference of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2006 for the Fund is $3,500,000. Credit default swap transactions involve greater risks than if a Fund had invested in reference obligation directly. The cash paid or received on a credit default swap is recognized as realized gains or losses when a payment is paid or received. Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

FUTURES CONTRACTS
The Fund purchases and sells bond interest rate futures contracts to manage cash flows, enhance yield, and to potentially reduce transactions costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2006, the Fund had net realized gains on futures contracts of $80,812.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


FOREIGN EXCHANGE CONTRACTS
The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2006, the Fund had no outstanding foreign currency commitments.


FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

YEAR ENDED NOVEMBER 30                   2006           2005

Proceeds from contributions            6,720,393    17,702,635
Fair value of withdrawals             (5,711,452)   (7,541,829)
 TOTAL CHANGE RESULTING FROM
CONTRIBUTIONS/WITHDRAWALS             1,008,941     10,160,806

4. FEDERAL TAX INFORMATION

At November 30, 2006, the cost of investments for federal tax purposes was $394,810,548. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and swap contracts was $24,519,252. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,475,956 and net unrealized depreciation from investments for those securities having an excess of cost over value of $956,704.

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling, is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

 MAXIMUM ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE TRUST
 0.150%                         on the first $5 billion
 0.125%                         on the next $5 billion
 0.100%                         on the next $10 billion
 0.075%                         on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2006, FASI voluntarily waived its entire fee. For the year ended November 30, 2006, the net fee paid to FASI was $0.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

 Purchases       $ 266,214,555
 Sales           $ 245,729,788

7. CONCENTRATION OF CREDIT RISK

Compared to diversified mutual funds, the fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the fund's share price and performance. The fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


9. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND
SHAREHOLDERS OF EMERGING MARKETS FIXED INCOME CORE FUND:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Fixed Income Core Fund (the "Fund"), one of the portfolios constituting Federated Core Trust II, L.P., including the portfolio of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund, a portfolio of Federated Core Trust II, L.P., at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Boston, Massachusetts

January 12, 2007

BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED DIRECTORS BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE          OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated
DONAHUE*            Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Birth Date:
July 28, 1924       PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and
DIRECTOR            Chairman and Director, Federated Investment Counseling.
Began serving:
November 2001

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
PRESIDENT AND       Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
DIRECTOR            Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Began serving:
November 2000       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
DIRECTOR
Began serving:
November 2001

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
DIRECTOR
Began
serving:
November 2001

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.
CUNNINGHAM
Birth Date:       OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
March 5, 1943     business consulting); Trustee Associate, Boston College.
353 El Brillo
Way               PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
Palm Beach,       the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
FL                Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
DIRECTOR
Began
serving:
November 2001

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
DIRECTOR
Began
serving:
November 2001

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant.
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst &
Birth Date:       Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC
April 10,         Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
1945              Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing,
80 South Road     communications and technology).
Westhampton
Beach, NY
DIRECTOR
Began
serving:
November 2001

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated
MURRAY, JR.,      Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting).
Birth Date:
June 14, 1951     OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston;
95 Standish       Visiting Committee on Athletics, Harvard College.
Street
P.O. Box 2779     PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
Duxbury, MA       Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
DIRECTOR          Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Began             Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing
SMUTS             Consultant/Conference Coordinator.
Birth Date:
June 21, 1935     PREVIOUS POSITIONS: National Spokesperson, Aluminum Company of America; television producer; President, Marj
4905 Bayard       Palmer Assoc.; Owner, Scandia Bord.
Street
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
DIRECTOR
Began
serving:
November 2001

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint
Birth Date:       Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Alleghany Corporation.
Saint Vincent
College           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
Latrobe, PA       Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
DIRECTOR
Began
serving:
April 2006


OFFICERS

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
JOHN W.           PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE         Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,       PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938              Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND SECRETARY
Began
serving:
November 2000

RICHARD A.        PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK             President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:       Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963              PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER         Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began             Andersen & Co.
serving:
January 2006

RICHARD B.        PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER            Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923      PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE CHAIRMAN     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities
Began             Corp.
serving:
August 2002

BRIAN P.          PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
BOUDA             President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
Birth Date:       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
February 28,      Association of Wisconsin.
1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

ROBERT            PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a
J. OSTROWSKI      Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also
Birth Date:       serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997.
April 26,         Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie
1963              Mellon University.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

TODD A.           Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice
ABRAHAM           President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and
Birth Date:       served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio
February 10,      Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his
1966              M.B.A. in Finance from Loyola College.
VICE
PRESIDENT
Began
serving:
May 2004

DAVID P.          David P. Gilmore is Vice President of the Trust. Mr. Gilmore joined Federated in August 1997 as an Investment
GILMORE           Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's
Birth Date:       Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995.
November 11,      Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A.,
1970              from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.
VICE
PRESIDENT
Began
serving:
May 2004

IHAB SALIB        Ihab Salib is Vice President of the Trust. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income
Birth Date:       Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's
December 14,      Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib
1964              was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a
VICE              major in Economics from Stony Brook University.
PRESIDENT
Began
serving:
May 2006


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


EMERGING MARKETS FIXED INCOME CORE FUND
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409R102

28172 (1/07)

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.           Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.


Item 4.           Principal Accountant Fees and Services



(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2006 - $34,500

                           Fiscal year ended 2005 - $33,766



(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2006 - $0

                           Fiscal year ended 2005 - $161



                  Fiscal year ended 2005 - Transfer agent testing.

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $443 respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.



(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2006 - $0

                           Fiscal year ended 2005 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.





(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2006 - $0

                           Fiscal year ended 2005 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.



AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.



AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.



TAX SERVICES

         The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.



ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.



         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.



PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.



PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.





(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                           Fiscal year ended 2006 - 0%

                           Fiscal year ended 2005 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



                  4(c)

                           Fiscal year ended 2006 - 0%

                           Fiscal year ended 2005 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



                  4(d)

                           Fiscal year ended 2006 - 0%

                           Fiscal year ended 2005 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)      NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:


                  Fiscal year ended 2006 - $17,035

                  Fiscal year ended 2005 - $26,284



(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.











Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Core Trust II, L.P.

By                /S/ _______Richard A. Novak__________________________________
                                        (insert name and title)

                  Richard A. Novak, Principal Financial Officer
Date              January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ ___J. Christopher Donahue________________________________
                  J. Christopher Donahue, Principal Executive Officer Date January 23, 2007


By                /S/ ___Richard A. Novak______________________________________

                  Richard A. Novak, Principal Financial Officer
Date              January 23, 2007